Business acquisition (Summary of Fair Values of Assets Acquired and Liabilities Assumed) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2015 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Fair values of the assets acquired and liabilities assumed:
Goodwill			$ 21,083	¥ 136,569
Software [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives		3 years
Travel agencies [Member]
Fair values of the assets acquired and liabilities assumed:
Net liabilities				(57,032)
Goodwill				132,819
Deferred tax liability				(20,778)
Noncontrolling interest				(20,122)
Total considerations				117,997
Cash acquired		¥ 24,000
Travel agencies [Member] | Travel licenses [Member]
Fair values of the assets acquired and liabilities assumed:
Intangible assets				25,100
Estimated useful lives		20 years
Travel agencies [Member] | Customer relationship [Member]
Fair values of the assets acquired and liabilities assumed:
Intangible assets				13,596
Travel agencies [Member] | Customer relationship [Member] | Minimum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives		14 years 3 months
Travel agencies [Member] | Customer relationship [Member] | Maximum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives		14 years 6 months
Travel agencies [Member] | Trade names [Member]
Fair values of the assets acquired and liabilities assumed:
Intangible assets				39,619
Travel agencies [Member] | Trade names [Member] | Minimum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives		7 years
Travel agencies [Member] | Trade names [Member] | Maximum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives		14 years
Travel agencies [Member] | Software [Member]
Fair values of the assets acquired and liabilities assumed:
Intangible assets				3,013
Estimated useful lives		5 years
Travel agencies [Member] | Non-compete agreement [Member]
Fair values of the assets acquired and liabilities assumed:
Intangible assets				¥ 1,782
Travel agencies [Member] | Non-compete agreement [Member] | Minimum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives		3 years 6 months
Travel agencies [Member] | Non-compete agreement [Member] | Maximum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives		5 years 3 months
Other acquisition [Member]
Fair values of the assets acquired and liabilities assumed:
Net liabilities	¥ (355)
Goodwill	3,750
Deferred tax liability	(1,750)
Total considerations	8,645
Other acquisition [Member] | Software [Member]
Fair values of the assets acquired and liabilities assumed:
Intangible assets	¥ 5,960
Estimated useful lives	6 years
Other acquisition [Member] | Non-compete agreement [Member]
Fair values of the assets acquired and liabilities assumed:
Intangible assets	¥ 1,040
Estimated useful lives	6 years